UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Capital Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 93.5%
Security	Shares	Value
Argentina — 5.2%
Adecoagro SA	174,100	$ 1,888,985
Arcos Dorados Holdings, Inc., Class A	251,400	2,710,092
Banco BBVA Argentina SA ADR(1)	142,300	1,360,388
Banco Macro SA ADR(1)	118,700	6,428,792
Bioceres Crop Solutions Corp.(1)	50,100	591,180
Central Puerto SA ADR	234,400	2,416,664
Corp. America Airports SA(1)	70,100	1,187,494
Cresud SACIF y A ADR	74,250	708,345
Despegar.com Corp.(1)	117,600	1,433,544
Empresa Distribuidora Y Comercializadora Norte ADR(1)	44,000	750,200
Grupo Financiero Galicia SA ADR(1)	232,000	7,523,760
Grupo Supervielle SA ADR(1)	122,600	776,058
IRSA Inversiones y Representaciones SA ADR(1)	63,212	600,514
Loma Negra Cia Industrial Argentina SA ADR	107,300	766,122
Pampa Energia SA ADR(1)	77,200	3,425,364
Telecom Argentina SA ADR(1)	174,700	1,353,925
Transportadora de Gas del Sur SA, Class B ADR(1)	143,500	2,522,730
YPF SA ADR(1)	333,100	7,314,876
		$ 43,759,033
Bulgaria — 0.1%
Eurohold Bulgaria AD(1)	944,905	$ 676,619
		$ 676,619
China — 0.0%(2)
Ganfeng Lithium Group Co. Ltd., Class H(3)	2,800	$ 8,211
		$ 8,211
Cyprus — 1.7%
Bank of Cyprus Holdings PLC(4)	45,800	$ 177,874
Bank of Cyprus Holdings PLC(4)	3,619,793	14,453,725
		$ 14,631,599
Egypt — 0.5%
Abou Kir Fertilizers & Chemical Industries	200,100	$ 260,090
Commercial International Bank - Egypt (CIB)	2,473,361	3,716,952
Misr Fertilizers Production Co. SAE	335,100	293,835
		$ 4,270,877
Georgia — 5.4%
Bank of Georgia Group PLC	206,566	$ 13,831,462
Security	Shares	Value
Georgia (continued)
Georgia Capital PLC(1)	1,014,117	$ 17,230,009
TBC Bank Group PLC	333,622	14,393,813
		$ 45,455,284
Greece — 20.5%
Aegean Airlines SA(1)	118,953	$ 1,595,957
Alpha Services and Holdings SA(1)	7,675,878	12,961,622
Athens International Airport SA(1)	94,031	833,908
Athens Water Supply & Sewage Co. SA	106,068	646,809
Autohellas Tourist & Trading SA	49,238	672,749
Avax SA	281,000	442,885
Cenergy Holdings SA	408,618	3,449,525
Ellaktor SA(1)	333,572	931,504
Eurobank Ergasias Services and Holdings SA, Class A(1)	9,059,798	19,381,138
GEK TERNA SA	275,481	4,908,387
Hellenic Exchanges - Athens Stock Exchange SA	87,000	477,011
Hellenic Telecommunications Organization SA	681,277	10,349,721
Helleniq Energy Holdings SA	766,405	6,870,492
Holding Co. ADMIE IPTO SA	348,857	827,982
Ideal Holdings SA	85,500	569,546
JUMBO SA	418,095	13,012,204
LAMDA Development SA(1)	253,589	1,861,016
Motor Oil (Hellas) Corinth Refineries SA	241,214	6,998,585
Mytilineos SA	364,037	14,769,023
National Bank of Greece SA(1)	2,733,221	21,996,197
OPAP SA	447,300	7,441,548
Optima bank SA(1)	403,252	4,575,406
Piraeus Financial Holdings SA(1)	4,466,539	17,892,740
Public Power Corp. SA(1)	774,536	9,245,200
Sarantis SA	94,905	1,198,754
Terna Energy SA	191,539	3,723,590
Titan Cement International SA	142,647	4,515,249
Trade Estates Real Estate Investment SA(1)	456,600	837,323
		$172,986,071
India — 9.7%
Adani Energy Solutions Ltd.(1)	44,159	$ 564,027
Adani Green Energy Ltd.(1)	14,178	304,556
Affle India Ltd.(1)	117,452	1,573,488
Apollo Hospitals Enterprise Ltd.	6,219	443,115
Asian Paints Ltd.	17,811	612,470
Avenue Supermarts Ltd.(1)(3)	10,455	577,057
Axis Bank Ltd.	89,132	1,240,431
Bajaj Finance Ltd.	11,500	951,125
Bharti Airtel Ltd.	171,957	2,726,380
Brightcom Group Ltd.(1)	2,938,392	490,588

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Cipla Ltd.	24,973	$ 418,219
Divi's Laboratories Ltd.	6,252	299,255
Dr. Reddy's Laboratories Ltd.	2,326	172,497
Easy Trip Planners Ltd.	1,018,984	565,824
Eicher Motors Ltd.	1,090	60,245
FSN E-Commerce Ventures Ltd.(1)	1,462,357	3,087,202
GAIL (India) Ltd.	88,026	219,899
Grasim Industries Ltd.	13,486	388,578
Grasim Industries Ltd. (partly-paid shares)(1)	537	7,466
Happiest Minds Technologies Ltd.	162,472	1,582,352
Havells India Ltd.	9,907	197,429
HCL Technologies Ltd.	14,542	237,400
HDFC Bank Ltd.	110,900	2,007,848
Hindalco Industries Ltd.	80,564	619,215
Hindustan Unilever Ltd.	12,230	327,119
ICICI Bank Ltd.	200,982	2,768,959
IndiaMart InterMesh Ltd.(3)	65,121	2,065,755
Indian Railway Catering & Tourism Corp. Ltd.	386,186	4,802,545
Info Edge India Ltd.	67,933	4,906,066
Infosys Ltd.	169,415	2,862,907
Intellect Design Arena Ltd.	174,959	2,254,081
ITC Ltd.	43,445	226,377
Jindal Steel & Power Ltd.	13,591	150,837
Jio Financial Services Ltd.(1)	73,861	331,504
JSW Steel Ltd.	36,383	384,068
Jubilant Foodworks Ltd.	433,143	2,397,057
Kotak Mahindra Bank Ltd.	42,229	820,586
Larsen & Toubro Ltd.	42,276	1,816,084
LTIMindtree Ltd.(3)	3,328	186,904
Mahindra & Mahindra Ltd.	66,683	1,722,845
Maruti Suzuki India Ltd.	7,283	1,115,826
Mphasis Ltd.	3,178	88,044
Nazara Technologies Ltd.(1)	82,001	626,493
Nestle India Ltd.	5,403	162,353
NTPC Ltd.	66,589	289,232
Petronet LNG Ltd.	28,740	106,557
PI Industries Ltd.	2,863	124,645
Power Grid Corp. of India Ltd.	81,117	292,571
Reliance Industries Ltd.	323,311	11,341,858
Route Mobile Ltd.	62,087	1,130,843
SRF Ltd.	5,781	181,355
State Bank of India	21,636	212,362
Sun Pharmaceutical Industries Ltd.	15,899	284,963
Tanla Platforms Ltd.	160,048	1,753,538
Tata Consultancy Services Ltd.	5,859	267,636
Tata Consumer Products Ltd.	128,575	1,701,394
Security	Shares	Value
India (continued)
Tata Elxsi Ltd.	1,296	$ 109,384
Tata Motors Ltd.	63,438	765,078
Tata Steel Ltd.	424,533	835,564
Tech Mahindra Ltd.	14,567	219,259
Titan Co. Ltd.	21,289	914,917
Trent Ltd.	6,864	363,720
Tube Investments of India Ltd.	4,113	184,868
UltraTech Cement Ltd.	6,678	796,379
UPL Ltd.	18,027	109,244
Varun Beverages Ltd.	24,259	429,586
Wipro Ltd.	48,521	267,211
Zomato Ltd.(1)	4,204,319	9,723,355
		$ 81,768,595
Pakistan — 0.3%
Bank Al Habib Ltd.	138,826	$ 48,158
Bank Alfalah Ltd.	189,000	39,936
Engro Corp. Ltd.	143,780	190,843
Engro Fertilizers Ltd.	202,914	116,325
Fauji Fertilizer Co. Ltd.	255,510	133,718
Habib Bank Ltd.	410,555	172,061
Hub Power Co. Ltd.	1,036,225	495,007
Interloop Ltd.	473,300	121,129
Lucky Cement Ltd.	43,500	130,376
Mari Petroleum Co. Ltd.	6,653	65,223
MCB Bank Ltd.	172,005	129,370
Millat Tractors Ltd.	15,165	32,613
Oil & Gas Development Co. Ltd.	543,075	260,594
Pakistan Oilfields Ltd.	30,300	48,720
Pakistan Petroleum Ltd.	530,215	219,902
Pakistan State Oil Co. Ltd.	90,870	58,238
SUI Northern Gas Pipeline	152,745	36,940
Systems Ltd.	93,965	130,701
TRG Pakistan(1)	381,600	87,496
United Bank Ltd.	338,040	235,914
		$ 2,753,264
Philippines — 1.3%
Aboitiz Equity Ventures, Inc.	438,600	$ 319,452
Ayala Corp.	74,220	788,931
Ayala Land, Inc.	1,725,400	855,316
Bank of the Philippine Islands	326,800	721,187
BDO Unibank, Inc.	665,190	1,704,899
International Container Terminal Services, Inc.	259,200	1,482,470
JG Summit Holdings, Inc.	808,300	471,944
Jollibee Foods Corp.	135,720	551,846

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Philippines (continued)
Manila Electric Co.	72,820	$ 465,173
Metropolitan Bank & Trust Co.	462,470	559,587
PLDT, Inc.	22,680	528,179
SM Investments Corp.	63,900	1,049,145
SM Prime Holdings, Inc.	2,947,500	1,424,248
Universal Robina Corp.	257,510	459,785
		$ 11,382,162
Poland — 10.4%
Alior Bank SA(1)	84,349	$ 2,148,814
Allegro.eu SA(1)(3)	604,288	5,037,409
AmRest Holdings SE(1)	95,608	619,499
Asseco Poland SA	72,938	1,433,450
Bank Millennium SA(1)	601,255	1,368,988
Bank Polska Kasa Opieki SA	230,217	9,531,051
Budimex SA	16,661	2,818,426
CCC SA(1)	47,994	1,112,496
CD Projekt SA	83,230	2,421,355
Cyfrowy Polsat SA(1)	304,841	751,258
Dino Polska SA(1)(3)	44,741	4,286,300
Enea SA(1)	311,811	650,505
Eurocash SA	107,405	361,088
Grupa Azoty SA(1)	70,443	380,483
Grupa Kety SA	13,067	2,707,673
Jastrzebska Spolka Weglowa SA(1)	65,755	495,030
KGHM Polska Miedz SA	179,150	6,159,112
KRUK SA	16,844	1,914,671
LPP SA	1,470	5,664,191
mBank SA(1)	14,771	2,480,622
Orange Polska SA	861,921	1,666,129
ORLEN SA	598,482	9,757,880
Pepco Group NV(1)(5)	212,744	1,003,037
PGE Polska Grupa Energetyczna SA(1)	1,081,331	1,611,718
Powszechna Kasa Oszczednosci Bank Polski SA	547,641	8,130,894
Powszechny Zaklad Ubezpieczen SA	756,368	9,519,562
Santander Bank Polska SA	8,288	1,135,729
Tauron Polska Energia SA(1)	1,276,987	916,516
Text SA	22,315	494,109
Warsaw Stock Exchange	29,402	325,631
XTB SA(3)	44,157	690,086
		$ 87,593,712
Saudi Arabia — 5.2%
Advanced Petrochemical Co.	48,600	$ 554,095
Al Hammadi Holding	35,300	522,008
Al Rajhi Bank	39,800	846,516
Security	Shares	Value
Saudi Arabia (continued)
Alamar Foods	28,300	$ 707,634
Al-Dawaa Medical Services Co.	26,200	667,312
Alinma Bank	24,500	217,328
Almarai Co. JSC	17,800	269,276
Arabian Contracting Services Co.	57,281	3,336,451
Arabian Internet & Communications Services Co.	7,100	656,601
Ataa Educational Co.	29,094	549,824
Bank AlBilad	12,250	116,441
Banque Saudi Fransi	11,800	115,143
Catrion Catering Holding Co.	30,900	1,039,731
Cenomi Centers	174,800	1,165,943
City Cement Co.	194,300	1,074,344
Dallah Healthcare Co.	11,603	506,459
Dr Sulaiman Al Habib Medical Services Group Co.	6,900	570,545
Etihad Etisalat Co.	149,200	2,065,249
Jarir Marketing Co.	121,000	436,149
Leejam Sports Co. JSC	23,388	1,305,529
Lumi Rental Co.(1)	36,800	863,912
Najran Cement Co.(1)	326,900	866,479
National Agriculture Development Co.(1)	150,219	1,401,318
National Co. for Learning & Education	17,800	715,155
National Medical Care Co.	24,400	1,195,555
Riyad Bank	28,500	210,143
SABIC Agri-Nutrients Co.	15,900	489,965
Sahara International Petrochemical Co.	144,300	1,318,869
Saudi Arabian Mining Co.(1)	57,900	780,508
Saudi Arabian Oil Co.(3)	170,110	1,363,042
Saudi Awwal Bank	20,600	223,549
Saudi Basic Industries Corp.	58,600	1,320,276
Saudi Electricity Co.	49,600	245,736
Saudi Industrial Investment Group	93,300	576,005
Saudi National Bank	59,100	591,618
Saudi Telecom Co.	198,200	1,988,794
Saudia Dairy & Foodstuff Co.	21,461	2,090,744
Savola Group	95,300	1,280,607
Theeb Rent A Car Co.	155,307	2,828,005
United Electronics Co.	135,831	3,584,355
United International Transportation Co.	139,643	3,107,856
		$ 43,765,069
Slovenia — 1.7%
Nova Ljubljanska Banka DD(3)	72,121	$ 7,971,505
Nova Ljubljanska Banka DD GDR(5)	277,752	5,969,075
		$ 13,940,580

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea — 8.2%
Celltrion, Inc.	12,921	$ 1,754,470
CosmoAM&T Co. Ltd.(1)	2,880	311,035
DB Insurance Co. Ltd.	9,279	650,874
Doosan Enerbility Co. Ltd.(1)	24,045	290,328
Ecopro BM Co. Ltd.(1)	3,137	533,242
Ecopro Co. Ltd.(1)	9,745	736,618
Hana Financial Group, Inc.	40,498	1,708,076
Hanwha Aerospace Co. Ltd.	1,870	284,046
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	7,801	736,543
HLB, Inc.(1)	12,548	1,002,586
HMM Co. Ltd.	47,574	543,158
Hyundai Mobis Co. Ltd.	7,046	1,152,721
Hyundai Motor Co.	13,753	2,473,833
Kakao Corp.	31,433	1,091,633
KB Financial Group, Inc.	49,614	2,690,909
Kia Corp.	29,488	2,498,299
Korea Electric Power Corp.	14,700	224,414
Korea Zinc Co. Ltd.	330	109,928
Korean Air Lines Co. Ltd.	34,730	523,734
Krafton, Inc.(1)	1,570	270,207
KT&G Corp.	5,015	323,145
L&F Co. Ltd.(1)	5,618	657,193
LG Chem Ltd.	4,916	1,412,604
LG Corp.	4,970	283,578
LG Electronics, Inc.	5,190	345,665
Meritz Financial Group, Inc.	5,200	297,323
NAVER Corp.	13,801	1,820,344
POSCO Future M Co. Ltd.	1,589	319,671
POSCO Holdings, Inc.	7,008	2,023,075
Samsung Biologics Co. Ltd.(1)(3)	1,263	709,878
Samsung C&T Corp.	8,399	905,692
Samsung E&A Co. Ltd.(1)	33,691	638,758
Samsung Electro-Mechanics Co. Ltd.	2,829	315,556
Samsung Electronics Co. Ltd.	488,175	27,136,007
Samsung Fire & Marine Insurance Co. Ltd.	1,523	340,886
Samsung Heavy Industries Co. Ltd.(1)	37,555	254,452
Samsung Life Insurance Co. Ltd.	4,244	267,427
Samsung SDS Co. Ltd.	2,175	249,863
Shinhan Financial Group Co. Ltd.	52,694	1,770,375
SK Hynix, Inc.	67,180	8,290,388
SK Innovation Co. Ltd.(1)	3,233	256,478
SK Square Co. Ltd.(1)	5,126	281,635
SK, Inc.	2,018	240,470
Woori Financial Group, Inc.	31,211	319,842
Yuhan Corp.	10,319	536,768
		$ 69,583,727
Security	Shares	Value
Taiwan — 5.7%
Accton Technology Corp.	14,000	$ 196,132
Alchip Technologies Ltd.	2,000	188,630
ASE Technology Holding Co. Ltd.	96,000	431,865
Asustek Computer, Inc.	21,000	275,368
Cathay Financial Holding Co. Ltd.	297,000	459,267
Chailease Holding Co. Ltd.	45,000	237,342
China Steel Corp.	353,000	268,923
Chunghwa Telecom Co. Ltd.	121,000	459,901
CTBC Financial Holding Co. Ltd.	567,000	591,788
Delta Electronics, Inc.	63,000	616,977
E.Sun Financial Holding Co. Ltd.	430,000	361,330
First Financial Holding Co. Ltd.	318,000	266,587
Formosa Chemicals & Fibre Corp.	95,000	161,466
Formosa Plastics Corp.	113,000	237,406
Fubon Financial Holding Co. Ltd.	249,000	526,764
Hon Hai Precision Industry Co. Ltd.	433,000	2,061,230
Largan Precision Co. Ltd.	3,000	199,974
Lite-On Technology Corp.	56,000	169,500
MediaTek, Inc.	53,000	1,598,012
Mega Financial Holding Co. Ltd.	365,000	447,275
Nan Ya Plastics Corp.	142,000	246,569
Novatek Microelectronics Corp.	17,000	321,219
Quanta Computer, Inc.	88,000	690,645
Realtek Semiconductor Corp.	14,000	220,852
Taiwan Cement Corp.	188,000	184,794
Taiwan Cooperative Financial Holding Co. Ltd.	299,000	240,285
Taiwan Semiconductor Manufacturing Co. Ltd.	1,460,000	34,957,881
Unimicron Technology Corp.	39,000	215,671
Uni-President Enterprises Corp.	147,000	344,804
United Microelectronics Corp.	363,000	557,721
Wistron Corp.	73,000	249,956
Yuanta Financial Holding Co. Ltd.	290,000	272,030
		$ 48,258,164
Turkey — 5.0%
Akbank TAS	2,334,409	$ 4,296,694
Aselsan Elektronik Sanayi Ve Ticaret AS	1,541,302	2,891,408
BIM Birlesik Magazalar AS	343,652	4,105,592
Eregli Demir ve Celik Fabrikalari TAS	1,084,078	1,438,723
Ford Otomotiv Sanayi AS	53,111	1,829,360
Haci Omer Sabanci Holding AS(1)	784,230	2,238,686
Hektas Ticaret TAS(1)	769,632	360,765
KOC Holding AS	589,372	4,113,284
Koza Altin Isletmeleri AS	642,699	461,652
Pegasus Hava Tasimaciligi AS(1)	35,398	1,126,932
Sasa Polyester Sanayi AS(1)	989,838	1,260,225

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Tofas Turk Otomobil Fabrikasi AS	118,495	$ 1,007,118
Turk Hava Yollari AO(1)	426,599	4,290,873
Turkcell Iletisim Hizmetleri AS	924,063	2,300,500
Turkiye Is Bankasi AS, Class C	6,725,719	2,845,658
Turkiye Petrol Rafinerileri AS	724,138	4,371,711
Turkiye Sise ve Cam Fabrikalari AS	439,174	682,152
Yapi ve Kredi Bankasi AS	2,568,907	2,572,437
		$ 42,193,770
United Arab Emirates — 7.1%
Abu Dhabi Commercial Bank PJSC	1,522,550	$ 3,457,230
Abu Dhabi Islamic Bank PJSC	683,259	2,077,300
Abu Dhabi National Oil Co. for Distribution PJSC	1,279,514	1,214,682
Agthia Group PJSC	2,115,079	3,288,448
Air Arabia PJSC	4,202,594	3,059,932
Al Ansari Financial Services PJSC	1,805,311	519,547
Al Waha Capital PJSC	6,168,401	2,513,594
Aldar Properties PJSC	3,502,652	5,205,348
Amanat Holdings PJSC(1)	10,123,250	2,867,617
Americana Restaurants International PLC(1)(4)	684,268	619,542
Americana Restaurants International PLC(1)(4)	494,400	450,363
Deyaar Development PJSC	16,085,701	3,284,415
Dubai Electricity & Water Authority PJSC	1,686,287	1,078,273
Dubai Islamic Bank PJSC	1,323,277	2,003,512
Emaar Properties PJSC(1)	3,802,469	8,502,684
Emirates NBD Bank PJSC	557,760	2,582,790
Emirates Telecommunications Group Co. PJSC	1,370,667	6,357,484
First Abu Dhabi Bank PJSC	1,808,399	6,148,158
Multiply Group PJSC(1)	1,377,700	861,927
National Central Cooling Co. PJSC	689,840	571,017
Q Holding PJSC(1)	227,300	182,225
Ras Al Khaimah Ceramics	3,875,806	2,911,198
Taaleem Holdings PJSC	29,300	29,830
		$ 59,787,116
Vietnam — 5.5%
Airports Corp. of Vietnam JSC(1)	133,300	$ 438,636
Asia Commercial Bank JSC	1,085,000	1,228,009
Century Land JSC(1)	520,000	165,184
Dat Xanh Real Estate Services JSC(1)	592,200	163,857
Digiworld Corp.	1,064,800	2,460,292
Dong Hai JSC of Bentre	208,600	312,602
Duc Giang Chemicals JSC	712,600	3,325,875
FPT Corp.	2,020,570	10,504,301
FPT Digital Retail JSC	663,860	4,204,665
Gemadept Corp.	745,200	2,466,425
Security	Shares	Value
Vietnam (continued)
Khang Dien House Trading & Investment JSC(1)	138,900	$ 191,078
Kinh Bac City Development Holding Corp.(1)	138,400	157,451
Military Commercial Joint Stock Bank	1,280,000	1,198,072
Mobile World Investment Corp.	3,033,000	6,542,172
Novaland Investment Group Corp.(1)	7,524	4,503
PetroVietnam Drilling & Well Services JSC(1)	211,700	247,341
PetroVietnam Technical Services Corp.	156,100	244,646
Phat Dat Real Estate Development Corp.(1)	3,271	3,389
Phu Nhuan Jewelry JSC	1,282,566	4,944,010
Refrigeration Electrical Engineering Corp.	652,803	1,695,048
Saigon Thuong Tin Commercial JSB(1)	932,100	1,033,612
Sao Ta Foods JSC	402,800	769,706
Vietnam Dairy Products JSC	128,800	329,869
Vietnam Engine & Agricultural Machinery Corp.	241,100	338,653
Vietnam Joint Stock Commercial Bank for Industry & Trade(1)	881,700	1,137,195
Vietnam Technological & Commercial Joint Stock Bank(1)	807,400	1,524,833
Viettel Construction Joint Stock Corp.	96,000	468,036
VNDirect Securities Corp.(1)	792,700	641,563
		$ 46,741,023
Total Common Stocks (identified cost $663,322,536)		$789,554,876

Loan Participation Notes — 1.3%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.3%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(5)(6)(7)	UZS	48,512,190	$ 4,132,768
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(5)(6)(7)	UZS	81,043,560	6,649,833
Total Loan Participation Notes (identified cost $10,873,070)			$ 10,782,601

Preferred Stocks — 0.7%
Security	Shares	Value
South Korea — 0.7%
Hyundai Motor Co.	9,472	$ 1,082,344

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
LG Chem Ltd.	3,399	$ 652,341
Samsung Electronics Co. Ltd.	89,398	4,174,091
Total Preferred Stocks (identified cost $5,630,460)		$ 5,908,776

Sovereign Government Bonds — 0.0%(2)
Security	Principal Amount (000's omitted)		Value
Greece — 0.0%(2)
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	149,000	$ 445,235
Total Sovereign Government Bonds (identified cost $536,975)			$ 445,235

Short-Term Investments — 3.8%
Affiliated Fund — 3.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(8)	30,630,473	$ 30,630,473
Total Affiliated Fund (identified cost $30,630,473)		$ 30,630,473

U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/9/24	$506	$ 505,407
0.00%, 6/13/24	500	496,859
0.00%, 6/20/24	500	496,340
Total U.S. Treasury Obligations (identified cost $1,498,665)		$ 1,498,606
Total Short-Term Investments (identified cost $32,129,138)		$ 32,129,079
Value
Total Purchased Options — 0.1% (identified cost $385,560)	$ 375,713
Total Investments — 99.4% (identified cost $712,877,739)	$839,196,280
Other Assets, Less Liabilities — 0.6%	$ 5,197,517
Net Assets — 100.0%	$844,393,797
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $22,896,147 or 2.7% of the Portfolio's net assets.
(4)	Securities are traded on separate exchanges for the same entity.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $17,754,713 or 2.1% of the Portfolio's net assets.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(7)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	33.9%	$286,422,347
Information Technology	13.1	110,637,132
Consumer Discretionary	11.4	95,973,931
Industrials	10.0	84,646,324
Energy	6.2	52,048,873
Communication Services	5.6	47,084,145
Materials	4.8	40,395,557
Utilities	3.4	29,001,393
Consumer Staples	3.2	27,197,964
Real Estate	2.9	24,422,269
Health Care	1.0	8,416,318
Government	0.0 (1)	445,235
Short-Term Investments	3.8	32,129,079
Total	99.3%	$838,820,567
(1)	Amount is less than 0.05%.
Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	$183,308
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,100,000	INR	85.50	1/25/29	98,143
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	11,600,000	INR	85.50	1/30/29	94,262
Total							$375,713
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	1,296,988	USD	1,417,525	6/20/24	$ (30,623)
EUR	19,062,883	USD	20,834,504	6/20/24	(450,084)
INR	1,951,000,000	USD	23,478,515	6/20/24	(149,240)
KRW	33,500,000,000	USD	25,657,718	6/20/24	(1,430,494)
USD	102,399,162	EUR	93,691,851	6/20/24	2,212,109
USD	52,741,595	EUR	48,600,000	6/20/24	772,392
USD	24,620,468	EUR	22,687,117	6/20/24	360,563
USD	20,687,384	EUR	19,062,883	6/20/24	302,964
USD	4,533,587	EUR	4,148,082	6/20/24	97,938
USD	3,911,564	EUR	3,578,952	6/20/24	84,501
USD	2,310,181	EUR	2,113,739	6/20/24	49,906
USD	2,306,489	EUR	2,110,361	6/20/24	49,827

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,694,050	EUR	1,550,000	6/20/24	$ 36,596
					$ 1,906,355
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	157,500	Positive Return on KOSPI 200 Index Futures 6/2024 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 6/2024 (pays upon termination)	6/13/24	$ 767,022
						$767,022
Abbreviations:
ADR	– American Depositary Receipt
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
Currency Abbreviations:
EUR	– Euro
INR	– Indian Rupee
KRW	– South Korean Won
USD	– United States Dollar
UZS	– Uzbekistani Som

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $682,247,266)	$ 808,565,807
Affiliated investments, at value (identified cost $30,630,473)	30,630,473
Cash	194,390
Deposits for derivatives collateral:
Centrally cleared derivatives	12,585,778
OTC derivatives	2,634,453
Foreign currency, at value (identified cost $7,054,841)	7,036,349
Interest and dividends receivable	3,272,014
Dividends receivable from affiliated investments	99,489
Receivable for investments sold	12,066,493
Receivable for variation margin on open centrally cleared derivatives	715,317
Receivable for open swap contracts	767,022
Tax reclaims receivable	244,496
Trustees' deferred compensation plan	14,573
Total assets	$878,826,654
Liabilities
Cash collateral due to brokers	$ 390,000
Payable for investments purchased	31,613,488
Payable to affiliates:
Investment adviser fee	636,814
Trustees' fees	2,962
Trustees' deferred compensation plan	14,573
Accrued foreign capital gains taxes	1,282,888
Accrued expenses	492,132
Total liabilities	$ 34,432,857
Net Assets applicable to investors' interest in Portfolio	$844,393,797

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $840,822)	$ 8,160,865
Dividend income from affiliated investments	610,111
Interest income (net of foreign taxes withheld of $17)	1,243,833
Total investment income	$ 10,014,809
Expenses
Investment adviser fee	$ 3,031,455
Trustees’ fees and expenses	18,987
Custodian fee	315,698
Legal and accounting services	63,358
Miscellaneous	8,730
Total expenses	$ 3,438,228
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 17,573
Total expense reductions	$ 17,573
Net expenses	$ 3,420,655
Net investment income	$ 6,594,154
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $66,597)	$ (3,721,586)
Written options	(2,267,365)
Futures contracts	(565,961)
Swap contracts	2,846,927
Foreign currency transactions	46,618
Forward foreign currency exchange contracts	1,172,724
Net realized loss	$ (2,488,643)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $1,231,990)	$ 96,446,122
Futures contracts	729,771
Swap contracts	2,994,357
Foreign currency	(16,794)
Forward foreign currency exchange contracts	673,366
Net change in unrealized appreciation (depreciation)	$100,826,822
Net realized and unrealized gain	$ 98,338,179
Net increase in net assets from operations	$104,932,333

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 6,594,154	$ 5,896,052
Net realized loss	(2,488,643)	(7,880,442)
Net change in unrealized appreciation (depreciation)	100,826,822	22,518,767
Net increase in net assets from operations	$104,932,333	$ 20,534,377
Capital transactions:
Contributions	$ 382,896,588	$ 190,449,338
Withdrawals	(19,845,182)	(18,206,673)
Net increase in net assets from capital transactions	$363,051,406	$172,242,665
Net increase in net assets	$467,983,739	$192,777,042
Net Assets
At beginning of period	$ 376,410,058	$ 183,633,016
At end of period	$844,393,797	$376,410,058

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses	1.11% (1)(2)	1.15% (2)(3)	1.26% (2)	1.24%	1.28%	1.29% (4)
Net investment income	2.14% (1)	2.30%	2.17%	1.04%	0.84%	1.29%
Portfolio Turnover	18% (5)	69%	67%	70%	44%	43%
Total Return	21.73% (5)	16.11% (3)	(16.87)%	35.70%	(2.84)%	7.44%
Net assets, end of period (000’s omitted)	$844,394	$376,410	$183,633	$190,503	$145,694	$179,334
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2024 and less than 0.005% of average daily net assets for the years ended October 31, 2023 and 2022).
(3)	The investment adviser reimbursed certain operating expenses (equal to 0.05% of average daily net assets for the year ended October 31, 2023). Absent this reimbursement, total return would be lower.
(4)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.
(5)	Not annualized.

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Emerging and Frontier Countries Equity Fund held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
M  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the six months ended April 30, 2024, the Portfolio’s investment adviser fee amounted to $3,031,455 or 0.98% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $17,573 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $488,250,611 and $103,291,982, respectively, for the six months ended April 30, 2024.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 719,671,364
Gross unrealized appreciation	$ 136,788,942
Gross unrealized depreciation	(14,590,649)
Net unrealized appreciation	$ 122,198,293
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: During the six months ended April 30, 2024, the Portfolio entered into equity index futures contracts, equity index options and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2024, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for

Global Macro Capital Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2024.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2024 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Total
Unaffiliated investments, at value	$ —	$ 375,713	$ 375,713
Not applicable	—	3,966,796*	3,966,796
Receivable for open swap contracts	767,022	—	767,022
Total Asset Derivatives	$767,022	$ 4,342,509	$ 5,109,531
Derivatives not subject to master netting or similar agreements	$ —	$ 3,966,796	$ 3,966,796
Total Asset Derivatives subject to master netting or similar agreements	$767,022	$ 375,713	$ 1,142,735
Not applicable	—	(2,060,441)*	(2,060,441)
Derivatives not subject to master netting or similar agreements	$ —	$(2,060,441)	$(2,060,441)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$ —	$ —
*	Only the current day’s variation margin on open centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open centrally cleared derivatives.
The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Citibank, N.A.	$ 767,022	$ —	$ —	$ —	$ 767,022	$ —
JPMorgan Chase Bank, N.A.	375,713	—	—	(375,713)	—	390,000
	$1,142,735	$ —	$ —	$(375,713)	$767,022	$390,000
(a)	In some instances, the total collateral received may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2024 was as follows:
Statement of Operations Caption	Equity Price	Foreign Exchange	Total
Net realized gain (loss):
Investment transactions	$ 3,159,415(1)	$ —	$ 3,159,415
Written options	(2,267,365)	—	(2,267,365)
Futures contracts	(565,961)	—	(565,961)
Swap contracts	2,846,927	—	2,846,927
Forward foreign currency exchange contracts	—	1,172,724	1,172,724
Total	$ 3,173,016	$1,172,724	$ 4,345,740
Change in unrealized appreciation (depreciation):
Investments	$ —	$ (9,847)(1)	$ (9,847)
Futures contracts	729,771	—	729,771
Swap contracts	2,994,357	—	2,994,357
Forward foreign currency exchange contracts	—	673,366	673,366
Total	$ 3,724,128	$ 663,519	$ 4,387,647
(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$34,554,000	$237,842,000	$38,802,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased and written equity index options contracts outstanding during the six months ended April 30, 2024, which is indicative of the volume of this derivative type, was 709 and 709 contracts, respectively. The average principal amount of purchased currency options contracts outstanding during the six months ended April 30, 2024, which is indicative of the volume of this derivative type, was approximately $26,457,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $30,630,473, which represents 3.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$28,891,215	$359,452,993	$(357,713,735)	$ —	$ —	$30,630,473	$610,111	30,630,473
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 1,147,243	$ 259,347,903	$ —	$ 260,495,146
Emerging Europe	833,908	376,643,727	—	377,477,635
Latin America	43,759,033	—	—	43,759,033
Middle East/Africa	—	107,823,062	—	107,823,062
Total Common Stocks	$ 45,740,184	$ 743,814,692*	$ —	$ 789,554,876
Loan Participation Notes	$ —	$ —	$ 10,782,601	$ 10,782,601
Preferred Stocks	—	5,908,776	—	5,908,776
Sovereign Government Bonds	—	445,235	—	445,235
Short-Term Investments:
Affiliated Fund	30,630,473	—	—	30,630,473
U.S. Treasury Obligations	—	1,498,606	—	1,498,606
Purchased Currency Options	—	375,713	—	375,713
Total Investments	$ 76,370,657	$ 752,043,022	$ 10,782,601	$ 839,196,280
Forward Foreign Currency Exchange Contracts	$ —	$ 3,966,796	$ —	$ 3,966,796
Swap Contracts	—	767,022	—	767,022
Total	$ 76,370,657	$ 756,776,840	$ 10,782,601	$ 843,930,098

Global Macro Capital Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (2,060,441)	$ —	$ (2,060,441)
Total	$ —	$ (2,060,441)	$ —	$ (2,060,441)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Loan Participation Notes
Balance as of October 31, 2023	$10,052,327
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	637,264
Cost of purchases	—
Proceeds from sales, including return of capital	—
Accrued discount (premium)	93,010
Transfers to Level 3	—
Transfers from Level 3	—
Balance as of April 30, 2024	$10,782,601
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2024	$ 637,264
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2024:
Type of Investment	Fair Value as of April 30, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$10,782,601	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.38% - 6.67%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.81% based on relative principal amounts.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Frontier markets are among the smallest and least mature investment markets. Frontier market countries may have greater political or economic instability and may also be subject to trade barriers, adjustments in currency values and developing or changing securities laws and other regulations. Investments in frontier market countries generally are less liquid and subject to greater price volatility than investments in developed markets or emerging markets.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

This Page Intentionally Left Blank

Investment Adviser of Global Macro Capital Opportunities Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance
Emerging and Frontier Countries Equity Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

18473    4.30.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 25, 2024